Financial and Capital Risk Management and Fair Value Measurement - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Detail) £ in Thousands	Dec. 31, 2020 GBP (£)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	£ 5,590
lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	2,257
Trade And Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	3,333
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	4,182
Within one year [member] | lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	849
Within one year [member] | Trade And Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	3,333
After one year but not more than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	960
After one year but not more than three years [member] | lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	960
Later than three years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	448
Later than three years and not later than five years [member] | lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	£ 448